Balance Sheet Components - Schedule of goodwill (Detail) - Planet Labs Inc [Member] - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Beginning of period	$ 88,393	$ 75,097
Acquisition	0	13,296
End of period	$ 88,393	$ 88,393